UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                         March 31, 2012
                                                      --------------

Check here if        Amendment [   ]; Amendment Number:
                                                          ----------

This Amendment (Check only one.):   [   ] is a restatement.
                                    [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            ---------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            ---------------------------------------------------------
            Bloomington, MN  55437
            ---------------------------------------------------------



Form 13F File No: 28-03099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        -------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        -------------------------------------------------------------
Phone:  (952) 841-0400
        -------------------------------------------------------------



Signature, Place, and Date of Signing:

/s/ John P. Flakne          Bloomington, Minnesota        4/25/12
----------------------------------------------------------------------
     (Signature)                City/State                (Date)

Report Type (Check only one.):

[ X ]   13F Holdings Report.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:               107
                                                 --------

Form 13F Information Table Value Total:     $     261,749
                                                 --------
                                              (thousands)

List of Other Included Managers:                     None




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


                                                 KOPP INVESTMENT ADVISORS, LLC
                                                  FORM 13F INFORMATION TABLE

                                                        MARCH 31, 2012

                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
NAME OF ISSUER                           TITLE OF      CUSIP    VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER     SOLE    SHARED  NONE
--------------                            CLASS        -----   (X$1000)  PRN AMT  PRN CALL DSCRET  MANAGERS   ----    ------  ----
                                          -----                 ------   -------  --- ---- ------  --------

3M Company                                 COM       88579Y101      883     9,902 SH  N/A  Other     N/A        8,797          1,105
Accelrys, Inc.                             COM       00430U103      860   107,815 SH  N/A  Other     N/A      107,815
Achillion Pharmaceuticals Inc.             COM       00448Q201      245    25,545 SH  N/A  Other     N/A       25,545
Adept Technologies Inc.                  COM NEW     006854202    2,821   564,200 SH  N/A  Defined   N/A      564,200
Adept Technologies Inc.                  COM NEW     006854202    1,573   314,500 SH  N/A  Other     N/A      314,500
Aflac Incorporated                         COM       001055102      837    18,191 SH  N/A  Other     N/A       16,011          2,180
Akorn, Inc.                                COM       009728106    4,113   351,500 SH  N/A  Defined   N/A      351,500
Akorn, Inc.                                COM       009728106   16,162 1,381,349 SH  N/A  Other     N/A    1,313,799         67,550
Alcatel Lucent Spons ADR              SPONSORED ADR  013904305      681   300,000 SH  N/A  Defined   N/A      300,000
Alcatel Lucent Spons ADR              SPONSORED ADR  013904305    6,116 2,694,104 SH  N/A  Other     N/A    2,509,864        184,240
Align Technology Inc.                      COM       016255101      401    14,543 SH  N/A  Other     N/A       14,543
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206      792    70,000 SH  N/A  Defined   N/A       70,000
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206   10,527   929,967 SH  N/A  Other     N/A      883,502         46,465
American Express Company                   COM       025816109    1,073    18,547 SH  N/A  Other     N/A       16,117          2,430
Amerigon Inc.                              COM       03070L300    2,653   163,997 SH  N/A  Other     N/A      144,047         19,950
Angiodynamics, Inc.                        COM       03475V101    2,430   198,358 SH  N/A  Other     N/A      174,880         23,478
Apache Corp.                               COM       037411105      926     9,220 SH  N/A  Other     N/A        8,045          1,175
Array Biopharma Inc.                       COM       04269X105    2,656   780,000 SH  N/A  Defined   N/A      780,000
Array Biopharma Inc.                       COM       04269X105    6,155 1,807,650 SH  N/A  Other     N/A    1,647,414        160,236
AtriCure Inc.                              COM       04963C209      252    25,350 SH  N/A  Other     N/A       25,350
Biocryst Pharmaceuticals Inc.              COM       09058V103      350    72,455 SH  N/A  Other     N/A       72,455
Calavo Growers Inc.                        COM       128246105    2,578    96,280 SH  N/A  Other     N/A       83,930         12,350
Callidus Software Inc.                     COM       13123E500      710    90,920 SH  N/A  Other     N/A       90,920
Cardiome Pharma Corp.                    COM NEW     14159U202      108   152,500 SH  N/A  Defined   N/A      152,500
Cardiome Pharma Corp.                    COM NEW     14159U202      735 1,042,064 SH  N/A  Other     N/A      957,399         84,665
Cepheid Inc.                               COM       15670R107      319     7,621 SH  N/A  Other     N/A        7,486            135
Comverge Inc.                              COM       205859101    2,109 1,146,441 SH  N/A  Other     N/A    1,017,655        128,786
Constant Contact, Inc.                     COM       210313102    1,881    63,157 SH  N/A  Other     N/A       56,127          7,030
Cummins Inc.                               COM       231021106    1,044     8,700 SH  N/A  Other     N/A        7,615          1,085
Datalink Corp.                             COM       237934104    4,112   431,935 SH  N/A  Other     N/A      388,520         43,415
DaVita Inc.                                COM       23918K108      228     2,530 SH  N/A  Other     N/A        2,530
Dynavax Technologies Corp.                 COM       268158102      824   163,915 SH  N/A  Other     N/A      163,080            835
Eastman Chemical Co.                       COM       277432100      858    16,595 SH  N/A  Other     N/A       14,440          2,155
Elan Corporation PLC ADR                   ADR       284131208      244    16,260 SH  N/A  Other     N/A       16,260
Emcore Corp.                             COM NEW     290846203    6,386 1,338,750 SH  N/A  Defined   N/A    1,338,750
Emcore Corp.                             COM NEW     290846203    4,758   997,449 SH  N/A  Other     N/A      994,883          2,566
EnteroMedics Inc.                        COM NEW     29365M208       30    13,205 SH  N/A  Other     N/A       13,205
Exxon Mobil Corporation                    COM       30231G102    1,014    11,687 SH  N/A  Other     N/A       10,203          1,484
Finisar Corp.                            COM NEW     31787A507    8,375   415,625 SH  N/A  Defined   N/A      415,625
Finisar Corp.                            COM NEW     31787A507   14,014   695,501 SH  N/A  Other     N/A      667,953         27,548
Fluidigm Corp.                             COM       34385P108      255    16,210 SH  N/A  Other     N/A       16,210
Heckmann Corp.                             COM       422680108    1,646   381,975 SH  N/A  Other     N/A      333,230         48,745
International Business Machines Corp.      COM       459200101    1,140     5,464 SH  N/A  Other     N/A        4,744            720
Iris International Inc.                    COM       46270W105    1,081    80,000 SH  N/A  Defined   N/A       80,000
Iris International Inc.                    COM       46270W105    9,586   709,528 SH  N/A  Other     N/A      649,378         60,150
JDS Uniphase Corp.                    COM PAR $0.001 46612J507      145    10,000 SH  N/A  Defined   N/A       10,000
JDS Uniphase Corp.                    COM PAR $0.001 46612J507    3,465   239,116 SH  N/A  Other     N/A      231,926          7,190
Johnson & Johnson                          COM       478160104      828    12,548 SH  N/A  Other     N/A       11,078          1,470
Johnson Controls Inc.                      COM       478366107      907    27,922 SH  N/A  Other     N/A       24,467          3,455
Life Technologies Corp.                    COM       53217V109      280     5,745 SH  N/A  Other     N/A        5,745
Marriott International Inc.                CL A      571903202    1,013    26,772 SH  N/A  Other     N/A       23,353          3,419
Masimo Corporation                         COM       574795100      254    10,875 SH  N/A  Other     N/A       10,875
Medtox Scientific Inc.                   COM NEW     584977201   12,958   768,580 SH  N/A  Other     N/A      719,720         48,860
Mindspeed Technologies, Inc.             COM NEW     602682205    4,141   650,000 SH  N/A  Defined   N/A      650,000
Mindspeed Technologies, Inc.             COM NEW     602682205   10,381 1,629,671 SH  N/A  Other     N/A    1,552,881         76,790
National Oilwell Varco Inc.                COM       637071101    1,050    13,210 SH  N/A  Other     N/A       11,555          1,655
Neogen Corp.                               COM       640491106      321     8,210 SH  N/A  Other     N/A        8,210
Network Equipment Technologies, Inc.       COM       641208103    2,964 2,769,800 SH  N/A  Defined   N/A    2,769,800
Network Equipment Technologies, Inc.       COM       641208103    1,899 1,774,522 SH  N/A  Other     N/A    1,694,327         80,195
Northern Oil & Gas Inc.                    COM       665531109    1,184    57,110 SH  N/A  Other     N/A       51,040          6,070
Northern Trust                             COM       665859104      804    16,940 SH  N/A  Other     N/A       14,925          2,015
Nuvasive Inc.                              COM       670704105      541    32,154 SH  N/A  Other     N/A       27,884          4,270
Oclaro, Inc.                             COM NEW     67555N206    6,127 1,555,000 SH  N/A  Defined   N/A    1,555,000
Oclaro, Inc.                             COM NEW     67555N206    7,218 1,832,011 SH  N/A  Other     N/A    1,791,758         40,253
Omnicell Inc.                              COM       68213N109      285    18,749 SH  N/A  Other     N/A       18,749
Oplink Communications, Inc.              COM NEW     68375Q403    2,858   167,145 SH  N/A  Defined   N/A      167,145
Oplink Communications, Inc.              COM NEW     68375Q403    4,743   277,391 SH  N/A  Other     N/A      270,206          7,185
OraSure Technologies Inc.                  COM       68554V108      319    27,765 SH  N/A  Other     N/A       27,765
Pepsico Inc.                               COM       713448108      779    11,743 SH  N/A  Other     N/A       10,208          1,535
PLX Technology, Inc.                       COM       693417107      201    50,000 SH  N/A  Defined   N/A       50,000
PLX Technology, Inc.                       COM       693417107    3,057   760,449 SH  N/A  Other     N/A      687,254         73,195
PMC-Sierra Inc.                            COM       69344F106      145    20,000 SH  N/A  Other     N/A       20,000
The Procter & Gamble Company               COM       742718109      773    11,498 SH  N/A  Other     N/A       10,138          1,360
Quidel Corp.                               COM       74838J101    2,567   139,751 SH  N/A  Other     N/A      126,816         12,935
Regeneron Pharmaceuticals, Inc.            COM       75886F107    1,365    11,702 SH  N/A  Other     N/A       10,295          1,407
RF Monolithics Inc.                        COM       74955F106       10    10,000 SH  N/A  Other     N/A       10,000
Rochester Medical Corp.                    COM       771497104      441    44,935 SH  N/A  Other     N/A       44,935
RTI Biologics, Inc.                        COM       74975N105    1,110   300,000 SH  N/A  Defined   N/A      300,000
RTI Biologics, Inc.                        COM       74975N105   11,065 2,990,469 SH  N/A  Other     N/A    2,776,049        214,420
Sangamo Biosciences, Inc.                  COM       800677106      441    90,000 SH  N/A  Defined   N/A       90,000
Sangamo Biosciences, Inc.                  COM       800677106      799   163,060 SH  N/A  Other     N/A      162,700            360
Skyworks Solutions                         COM       83088M102    1,352    48,914 SH  N/A  Other     N/A       43,124          5,790
Solta Medical Inc.                         COM       83438K103       82    26,980 SH  N/A  Other     N/A       26,980
Southern Company                           COM       842587107    1,012    22,527 SH  N/A  Other     N/A       19,662          2,865
Southwest Airlines Co.                     COM       844741108      768    93,226 SH  N/A  Other     N/A       81,551         11,675
SPDR Trust Ser 1                         TR UNIT     78462F103      704     5,000 SH  N/A  Other     N/A        5,000
Spectranetics Corp.                        COM       84760C107      621    59,710 SH  N/A  Other     N/A       59,710
Staar Surgical Co.                    COM PAR $0.01  852312305    3,235   298,735 SH  N/A  Other     N/A      277,565         21,170
Staples Inc.                               COM       855030102      746    46,055 SH  N/A  Other     N/A       40,400          5,655
SunOpta, Inc.                              COM       8676EP108    6,624 1,211,036 SH  N/A  Other     N/A    1,128,393         82,643
Superconductor Technologies, Inc.        COM NEW     867931305    3,537 4,534,400 SH  N/A  Defined   N/A    4,534,400
Superconductor Technologies, Inc.        COM NEW     867931305    1,959 2,511,418 SH  N/A  Other     N/A    2,508,818          2,600
Synergetics USA, Inc.                      COM       87160G107      325    50,000 SH  N/A  Defined   N/A       50,000
Synergetics USA, Inc.                      COM       87160G107    8,631 1,327,866 SH  N/A  Other     N/A    1,214,446        113,420
Syneron Medical Ltd.                     ORD SHS     M87245102      116    10,775 SH  N/A  Other     N/A       10,775
TearLab Corp.                              COM       878193101      523   153,790 SH  N/A  Other     N/A      153,790
Thoratec Corp.                           COM NEW     885175307    1,289    38,240 SH  N/A  Other     N/A       34,785          3,455
Titan Machinery Inc.                       COM       88830R101    2,373    84,166 SH  N/A  Other     N/A       73,886         10,280
Triquint Semiconductor Inc.                COM       89674K103    1,620   234,982 SH  N/A  Other     N/A      206,700         28,282
Unilife Corp.                              COM       90478E103      248    61,075 SH  N/A  Other     N/A       61,075
Vanguard Total Stock                  TOTAL STK MKT  922908769      224     3,100 SH  N/A  Other     N/A        3,100
Verizon Communications, Inc.               COM       92343V104      911    23,836 SH  N/A  Other     N/A       20,921          2,915
Vitesse Semiconductor Corporation        COM NEW     928497304    3,654   982,300 SH  N/A  Defined   N/A      982,300
Vitesse Semiconductor Corporation        COM NEW     928497304    5,633 1,514,262 SH  N/A  Other     N/A    1,511,997          2,265
Vivus Inc.                                 COM       928551100      346    15,455 SH  N/A  Other     N/A       15,455
Volcano Corporation                        COM       928645100      232     8,183 SH  N/A  Other     N/A        8,183
Wells Fargo & Co.                          COM       949746101    1,005    29,438 SH  N/A  Other     N/A       25,863          3,575

REPORT SUMMARY                             107                  261,749




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